Tax-Free High Yield Fund	07/01/2013 to 06/30/2014

ICA File Number: 811-04163
Registrant Name: T. Rowe Price Tax-Free High Yield Fund, Inc.
Reporting Period: 07/01/2013 - 06/30/2014

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2013 to 06/30/2014

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free High Yield Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2014

Tax-Free High Yield Fund

COLORADO STATE HEALTH 5.25% NOTES DUE JANUARY 1, 2017 Meeting Date: MAY 06, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 19648ACN3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

COLORADO STATE HEALTH 5.75% NOTES DUE JANUARY 1, 2037 Meeting Date: MAY 06, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 19648ACS2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

DETROIT MI W&S 5.00% NOTES DUE JULY 1, 2032 Meeting Date: SEP 12, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 251250AQ9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect to complete the Certificate of Beneficial Ownership.	Management	N/A	NO

DETROIT MI W&S 5.25% NOTES DUE JULY 1, 2026 Meeting Date: SEP 12, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 251250AN6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect to complete the Certificate of Beneficial Ownership.	Management	N/A	NO

DETROIT MI W&S 5.25% NOTES DUE JULY 1, 2039 Meeting Date: SEP 12, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 251250AR7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect to complete the Certificate of Beneficial Ownership.	Management	N/A	NO

IL FIN AUTH ADMIRAL 7.625% NOTES DUE MAY 15, 2025 Meeting Date: MAY 28, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 45200F6R5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Object to the proposed engagement of SB and A integrated marketing for marketing review.	Management	N/A	NO

IL FIN AUTH ADMIRAL 7.75% NOTES DUE MAY 15, 2030 Meeting Date: MAY 28, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 45200F6N4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Object to the proposed engagement of SB and A integrated marketing for marketing review.	Management	N/A	NO

ILLINOIS FIN SMITH VLG SR A 6.25%NOTES DUE NOVEMBER 15, 2035 Meeting Date: JUN 16, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 45200BVM7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent granted. Consent to a change to covenant levels.	Management	N/A	YES

ILLINOIS ST FIN AUTH REVENUE 6.25% NOTES DUE NOVEMBER 15, 2035 Meeting Date: FEB 28, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 45200BVM7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holder consents to a change to covenant levels.	Management	N/A	NO

ILLINOIS ST. FIN. AUTH REVENUE 6.25 NOTES DUE NOVEMBER 15, 2035 Meeting Date: AUG 22, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 45200BVM7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to waive the Corporation's obligation to engage a Consultant in connection with the Corporation's failure to meet the Liquidity Requirement.	Management	N/A	YES

ILLINOIS ST. FIN. AUTH REVENUE 6.25 NOTES DUE NOVEMBER 15, 2035 Meeting Date: SEP 13, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 45200BVM7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to waive the Corporation's obligation to engage a Consultant in connection with the Corporation's failure to meet the Liquidity Requirement.	Management	N/A	YES

END NPX REPORT